Note 10 - Deposits	12 Months Ended
Dec. 31, 2011
Deposit Liabilities Disclosures [Text Block]
NOTE 10 – DEPOSITS

Time deposits of $100,000 or more were $196 million and $213 million at year end 2011 and 2010. There were $16.1  million and $6.7 million of brokered CDs included in time deposits of $100,000 or more in 2011 and 2010 respectively.

Scheduled maturities of time deposits at December 31, 2011 were as follows:

(In Thousands of Dollars)
Year	Amount
2012	$260,352
2013	92,305
2014	25,449
2015	25,414
2016	19,525
2017 and thereafter	48
Total	$423,093